Financial and capital risk management (Details 5) $ in Millions	Dec. 31, 2025 USD ($)
Depreciation [Member] | Risk Depreciation Price [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 455
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(934)
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2,324)
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	455
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	286
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	90
Interest Rate [Member] | Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	455
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	101
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(191)
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	455
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	453
TJLP Interest Rate [Member] | TJLP Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	451
IPCA Index [Member] | IPCA Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	455
IPCA Index [Member] | IPCA Index Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	268
IPCA Index [Member] | IPCA Index Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	97
SOFR Interest Rate [Member] | SOFR Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	455
SOFR Interest Rate [Member] | SOFR Interest Rate Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	429
SOFR Interest Rate [Member] | SOFR Interest Rate Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 403